SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2021
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

34. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2021, capital expenditures committed under the contractual arrangements, principally relating to procurement and installation of data, internet and information technology, cellular, transmission equipment, and cable network are as follows:

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	10,355
U.S. Dollar	31	448
EUR	1.36	22
HKD	0.02	0
Total		10,825

The above balance includes the following significant agreements:

(i)  The Company

Contracting parties	Date of agreement	Significant provisions of the agreement
The Company, Telin, and NEC Corporation	May 12, 2016	Procurement and Installation Agreement of Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway Platform
The Company and PT ZTE Indonesia	December 16, 2019	Procurement and Installation Agreement of Dual Wavelength Division Multiplexing (“DWDM”) and Optical Transport Network (“OTN”) Platform ZTE
The Company and PT Huawei Tech Investment	November 12, 2020	Procurement and Installation Agreement of DWDM and OTN Platform Huawei – OLO MPLS
The Company and PT Industri Telekomunikasi Indonesia	May 19, 2021	Procurement and Installation Agreement of OSP FO Node - B
The Company and PT Lintas Teknologi Indonesia	May 21, 2021	Procurement and Installation Agreement of DWDM Platform Nokia
The Company and PT Datacomm Diangraha	August 4, 2021	Procurement and Installation Agreement of DWDM Expand Metro Ethernet Platform Nokia
The Company and PT Lintas Teknologi Indonesia	October 26, 2021	Procurement and Installation Agreement of DWDM Platform Nokia for OLO, IPBB, TRUNK
The Company and PT Huawei Tech Investment	November 3, 2021	Procurement and Installation Agreement of Expand Metro Ethernet Platform Huawei

(ii)	Telkomsel

Contracting parties	Date of agreement	Significant provisions of the agreement
Telkomsel and PT WT Indonesia	June 7, 2018	Development and Procurement of OSDSS Solution Agreement
Telkomsel, PT Nokia Solutions and Networks Indonesia, and NSN Oy	May 24, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, which amended to CS Core System ROA and TSA
Telkomsel, PT Sigma Solusi Integrasi, Oracle Corporation, and PT Phincon	July 5, 2019	Development and Rollout Agreement ("DRA") and Technical Support of Customer Relationship Management ("CRM") solution System Integrator
Telkomsel, PT Ericsson Indonesia, and Ericsson AB	September 16, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, Which Amanded to CS Core System ROA and TSA
Telkomsel and PT Huawei Tech Investment	October 22, 2019	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	January 30, 2021	Procurement agreement for Ultimate Radio Network Infrastructure ROA and TSA
Telkomsel, PT NTT Indonesia Solutions, and PT Huawei	March 31, 2021	Agreement for Mobile Network Router Infrastructure
Telkomsel, PT Sempurna Global Pratama, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2021	Procurement of Next Generation of GGSN (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2021	Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development Agreement
Telkomsel and PT Application Solutions	October 8, 2021	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel and PT Lintas Teknologi Indonesia	October 8, 2021	Agreement of BI 2.0 Software License

b.   Borrowings and other credit facilities

(i)   As of December 31, 2021, the Company has bank guarantee facilities for tender bonds, performance bonds, maintenance bonds, deposit guarantee, and advance payment bonds for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2022	Rp	309
BNI	500	March 31, 2022	Rp	387
Bank Mandiri	500	December 23, 2023	Rp	314
Total	1,500			1,010

(ii)   As of December 31, 2021, Telkomsel has bank guarantee facilities for various projects, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2022	Rp	591
BNI	2,100	December 11, 2022	Rp	1,417
Total	3,100			2,008

Bank guarantee facility with BRI and BNI mainly for performance bond and surety bond of radio frequency (Note 34c.i)

(iii) Telin has a US$15 million or equal to Rp214 billion bank guarantee from Bank Mandiri and has been renewed on December 23, 2021, with a maximum credit limit of US$25 million or equal to Rp356 billion. The facility will expire on December 23, 2021. As of December 31, 2022, Telin has not used the facility.

c.   Others

i.     Radio frequency usage

Based on Decree No. 80 dated November 2, 2015 of the Government of the Republic of Indonesia which replaced Decree No. 76 dated December 15, 2010, Telkomsel is required to pay the annual frequency usage fees for the 800 Megahertz (“MHz”), 900 MHz, and 1800 MHz bandwidths using the formula set out in the decree.

As an implementation of the above decree, the Company and Telkomsel paid annual frequency usage fees since 2010.

With reference to Telecommunication Law No. 36/1999, based on the Decision Letter No. 109/TEL.01.02/2021 Year 2021 dated December 22, 2021 of the MoCI, which amended Decision Letter No. 018/TEL.01.02/2019 Year 2019 dated June 11, 2019, the MoCI granted Telkomsel the rights to provide:

1.   Mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1800 MHz, 2.1 GHz, and 2.3 GHz; and

2.   Basic telecommunication services.

With reference to Decision Letters No. 445 Year 2021, No.620 Year 2020, No. 806 Year 2019, No. 356 Year 2018, and No. 1896 year 2017 of the MoCI, Telkomsel is required, among other things, to:

1.

Pay an annual right of usage (BHP) over the license term (10 years) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

2.	Issue a performance bond each year amounting to Rp20 billion and a surety bond amounting Rp567 billion in 2021 for spectrum 2.1 GHz.
3.	Issue a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz in 2021.
4.	Issue a surety bond each year amounting Rp360 billion for spectrum 2.3 GHz in 2021.

ii.    Receivable under non-cancelable lease agreements

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 10 years and with expiry dates between 2022 and 2031. Periods may be extended based on the agreement by both parties.

Receivables under lease agreements as of December 31, 2020 and 2021 are as follows:

	2020	2021
Less than 1 year	2,012	3,095
1-5 years	5,909	6,922
More than 5 years	4,378	4,732

Total	12,299	14,749

iii.   USO

The MoCI issued Regulation No. 17 year 2016 dated September 26, 2016 which replaced Decree No. 45 year 2012 and other previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Subsequently, Decree No. 17 year 2016 dated September 26, 2016 was replaced by Decree No. 19 year 2016 which was effective from November 4, 2016. The latest Decree stipulates, among other things, the USO charged was effective for fiscal year 2016 and thereafter.

Based on MoCI Regulation No. 25 year 2015 dated June 30, 2015, it is stipulated that, among others, in providing telecommunication access and services in rural areas (USO Program), the provider is determined through a selection process by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”). BPPPTI replaced Balai Telekomunikasi dan Informatika Pedesaan (“BTIP”) based on Decree No. 18/PER/M.KOMINFO/11/2010 dated November 19, 2010 of MoCI. Based on Regulation No. 3 year 2018 of MoCI dated May 23, 2018, BPPPTI has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”). Subsequently, MoCI Regulation No. 25 year 2015 was replaced by MoCI Regulation No. 10 year 2018.

Based on Decree No. 827/KOMINFO/BAKTI.31/KS.1/10/2021 dated October 4, 2021, BAKTI granted Telkomsel as operating cooperation partners (“KSO”) for eight packages KSO, which cover Nusa Tenggara, Kalimantan, Sulawesi, Maluku, West Papua, Middle West Papua, North Central Papua, and South East Papua for period from 2021 until 2031.